CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Installment Loans, fair value	¥ 197,041	¥ 151,601
Investment in securities, measured at fair value	22,874	19,353
Amortized Cost	2,488,858	2,276,425
Available-for-sale debt securities, Allowance for credit losses	(144)	(153)
Investment in Affiliates, measured at fair value	2,511	0
Other assets, measured at fair value	4,676	5,214
Policy liabilities and Policy Account Balances	¥ 163,734	¥ 198,905
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,234,849,342	1,258,277,087
Treasury stock, shares	64,543,473	64,877,309
Officer's Compensation Board Incentive Plan
Statement [Line Items]
Treasury stock, shares	2,800,866	1,963,282